Stock Compensation Plan (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	$ 16,024	$ 8,561
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	15,788	8,231
Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	$ 236	$ 330